Revenue information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue information
Total revenue	¥ 2,451,287	$ 375,676	¥ 3,599,436	¥ 2,282,216
Base commission from transactions
Revenue information
Total revenue	2,223,685		3,454,957	2,034,115
Innovation initiatives and other value-added services
Revenue information
Total revenue	¥ 227,602		¥ 144,479	¥ 248,101